PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 16, 2024	Dec. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Oct. 08, 2023 CNY (¥)
Current:
Advances to suppliers		¥ 574,170	¥ 618,694
Deposits paid to real estate developers (i)		222,604	530,308
Prepaid rental and other deposits		1,625,026	1,243,443
Receivables from escrow account		6,676	34,118
Interests receivable		14,664	11,035
VATinput deductible		707,416	660,104
Prepaid income tax		177,560	108,972
Inventories		304,208	127,558
Capitalized costs of obtaining contracts		338,811	155,636
Others		630,588	499,940
Total		4,666,976	4,057,843			$ 657,331
Noncurrent:
Deferred tax asset (Note 18)		1,113,692	856,958
VAT-input deductible		192,991	169,879
Prepayment for land use right		154,575	0
Others		11,783	5,414
Total		¥ 1,473,041	1,032,251			$ 207,474
Purchase of land use right terms		40 years				40 years	40 years
Total undiscounted lease payments		¥ 18,408,496					¥ 309,000	¥ 309,000
Operating lease, percentage of consideration		50.00%				50.00%
Operating cash flows payment from operating leases		¥ 7,965,277	3,652,435	¥ 3,413,301
Operating cash flows payment from operating leases		154,600
Subsequent Event
Noncurrent:
Operating lease, percentage of consideration					50.00%
Operating cash flows payment from operating leases	¥ 154,600
Related Party
Current:
Amounts due from subsidiaries and VIEs		419,270	405,956			$ 59,053
Employees [Member]
Current:
Amounts due from subsidiaries and VIEs		¥ 65,253	¥ 68,035